TAXES - Income before income taxes (Details) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Investments, Owned, Federal Income Tax Note [Line Items]
Income before income taxes	$ 3,363,277	$ 5,805,349	$ 6,941,919
China
Investments, Owned, Federal Income Tax Note [Line Items]
Income before income taxes	3,252,583	$ 5,805,349	$ 6,941,919
Cayman Islands
Investments, Owned, Federal Income Tax Note [Line Items]
Income before income taxes	$ 110,694